Client:	Goldman Sachs ASF

Fields Reviewed	Discrepancy Count	Percentage
Original Appraised Value	1	1.00%
Original LTV	1	1.00%
Original Loan Amount	1	1.00%
Original CLTV	1	1.00%
Origination/Note Date	3	3.00%
Originator Back-End DTI	10	10.00%
Property Type	5	5.00%
Total Discrepancies:	22	100.00%